PARTICULARS OF SUBSIDIARIES OF THE COMPANY - Narratives (Details)			12 Months Ended
	Oct. 10, 2022 USD ($)	Jul. 01, 2022 shareholder	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
HN&T
GENERAL INFORMATION
Percentage of preference shares ownership interest held by shareholders	20.00%
Percentage of equity interest acquired	80.00%
Cash consideration | $	$ 3,040,000
Hai Di Lao Proprietary (Thailand) Limited (Note i)
GENERAL INFORMATION
Number of shareholders | shareholder		2
Percentage of ordinary shares ownership interest held		49.00%	98.97%	98.97%	98.97%
Percentage of preference shares ownership interest held by shareholders		51.00%
Percentage of voting rights held		98.97%
Non-cumulative dividend fixed rate (as a percent)		3.00%